Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans receivable, including fees:
Taxable	$ 71,307	$ 70,423	$ 74,113
Tax-exempt	4,020	4,521	4,345
Securities:
Taxable	22,362	22,275	19,858
Tax-exempt	1	14	65
Federal funds sold	5	14	2
Total interest income	97,695	97,247	98,383
Interest Expense
Deposits	11,443	13,467	17,287
Short-term borrowings	439	317	1,038
Long-term debt	2,814	3,613	4,452
Total interest expense	14,696	17,397	22,777
Net interest income	82,999	79,850	75,606
Provision for loan losses	20,592	21,000	12,425
Net interest income after provision for loan losses	62,407	58,850	63,181
Noninterest Income
Service charges, fees and other operating income	27,773	26,681	24,681
Gains on sales of loans	2,728	2,434	546
Total fees and other income	30,501	29,115	25,227
Other-than-temporary impairment losses	(324)	(4,904)	(17,011)
Portion recognized in other comprehensive income (before taxes)	0	3,942	14,670
Net impairment loss on investment securities	(324)	(962)	(2,341)
Net gains on sales/call of securities	350	2,801	1,571
Debt prepayment charge	(75)	(1,574)	0
Total noninterest income	30,452	29,380	24,457
Noninterest Expenses
Salaries and employee benefits	40,318	41,494	43,426
Occupancy	9,155	8,429	8,166
Furniture and equipment	5,465	5,134	4,766
Advertising and marketing	2,016	2,967	2,751
Data processing	14,211	13,121	9,155
Telephone, postage and supplies	4,356	4,412	6,412
Regulatory assessments and related fees	3,638	4,598	3,992
Loan expense	1,098	1,658	1,581
Foreclosed real estate	2,275	1,380	578
Branding/core system conversion (net)	1,891	0	917
Merger/acquisition	0	17	765
Consulting fees	1,496	4,508	762
Other	8,095	9,385	8,439
Total noninterest expenses	94,014	97,103	91,710
Loss before taxes	(1,155)	(8,873)	(4,072)
Benefit for federal income taxes	(1,444)	(4,536)	(2,174)
Net income (loss)	$ 289	$ (4,337)	$ (1,898)
Net Income (Loss) per Common Share
Basic (in dollars per share)	$ 0.02	$ (0.33)	$ (0.24)
Diluted (in dollars per share)	$ 0.02	$ (0.33)	$ (0.24)
Average Common and Common Equivalent Shares Outstanding
Basic (in shares)	13,919	13,563	8,241
Diluted (in shares)	13,919	13,563	8,241